                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6629


                       Managed Municipals Portfolio Inc.
               (Exact name of registrant as specified in charter)


                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)


                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)


              Registrant's telephone number, including area code:
                                 (800) 451-2010


                        Date of fiscal year end: May 31
                     Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                              Managed Municipals
                                Portfolio Inc.


                                 ANNUAL REPORT

                                 May 31, 2003













                                   [GRAPHIC]

                                   [GRAPHIC]



                              Managed Municipals
                                Portfolio Inc.

                                 WHAT'S INSIDE

Letter From the Chairman.........................................  1

Manager Overview.................................................  2

Schedule of Investments..........................................  7

Statement of Assets and Liabilities.............................. 23

Statement of Operations.......................................... 24

Statements of Changes in Net Assets.............................. 25

Notes to Financial Statements.................................... 26

Financial Highlights............................................. 31

Independent Auditors' Report..................................... 33

Financial Data................................................... 34

Additional Shareholder Information............................... 35

Additional Information........................................... 36

Tax Information.................................................. 38

Dividend Reinvestment Plan....................................... 39

Share Repurchase Notice.......................................... 40

                                   [GRAPHIC]



                              Managed Municipals
                                Portfolio Inc.

                           LETTER FROM THE CHAIRMAN

[PHOTO]
R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-888-735-6507.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief
  Executive Officer

June 18, 2003


                                   [GRAPHIC]

                               MANAGER OVERVIEW

[PHOTO]
Joseph P. Deane
Vice President and Investment Officer

Performance Review

During the 12 months ended May 31, 2003, the Managed Municipals Portfolio Inc. ("Fund") distributed income dividends to common stock shareholders totaling $0.66 per common share. The table below shows the annualized distribution yields and 12-month total returns based on the Fund's May 31, 2003 net asset value ("NAV") per common share and its New York Stock Exchange ("NYSE") closing price./i/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser. Past performance is not indicative of future results.
During the period we reduced the Fund's duration (its sensitivity to interest rate movements). Although no one can say for sure where interest rates are headed, considering that interest rates are hovering at historic lows, we reduced the Fund's duration to position the portfolio for a possible rise in interest rates. While this strategy hampered the Fund's short-term performance, our goal has been to prudently position the Fund for the long term.

               Price Per                            Total Return
            Common Share as      Annualized          for the 12-
            of May 31, 2003 Distribution Yield/ii/ Month Period/ii/
            --------------- ---------------------  ----------------
             $11.82 (NAV)           5.89%               7.55%
             $10.99 (NYSE)          6.33%              10.60%

The yield earned by the Fund's common stock shareholders during the past year was enhanced by the leverage achieved as a result of the Fund's outstanding Auction Rate Cumulative Preferred Stock./iii/

Market Review

Municipal bonds collectively generated strong results over the reporting period, although the market vacillated throughout the year due to swings in investor sentiment. When the period began, concerns about the health of the economy and corporate accounting practices prompted many investors to shift money from riskier assets into higher-rated fixed-income securities, specifically U.S. Treasuries, as well as into investment-grade municipal bonds. Bonds lost a little ground to equities when the Fed cut short-term interest rates last November to their lowest levels in over 40 years. However, as concerns


                                   [GRAPHIC]
regarding the prospects of war in Iraq and the U.S. economy became more pronounced, many investors again shifted assets into higher-rated debt issues. Over the last 12 months, the total return of the Lehman Brothers Municipal Bond Index/iv/was 10.36%.

Our Approach to Securities Selection

The recession and stock market's retreat last year negatively impacted the tax collections of many municipalities, so we remained particularly attentive to diligently evaluating investment candidates on a risk/reward basis. Given the relatively lower yields offered by higher-rated state-backed general obligation bonds during the period, the Fund maintained significant exposure to essential services revenue bonds, such as those in the water-and-sewer sectors. (Revenue bonds are supported directly by the operating revenues of the projects of their issuers.) The Fund was concentrated primarily in the transportation, hospital (which offered relatively higher tax-exempt yields than many other sectors) and education industries. Rather than target specific sectors, however, the Fund invested in issues that appeared competitively priced to us in a broad range of sectors.

We reduced the Fund's duration by targeting issues with higher coupons, which is the fixed rate that the issuer promises to pay the bondholder until maturity, and selling bonds with lower coupons. Furthermore, we continued to use U.S. Treasury futures to help hedge the Fund to an extent against the possibility of rising rates. While this strategy detracted from the Fund's returns, we opted to pursue this more conservative course in terms of managing interest rate risk while seeking bonds that offered reasonable levels of tax-exempt income.

The Fund's focus on high-quality, investment-grade issues is also indicative of our conservative approach. As of the period's close, over half of the Fund was invested in issues rated AAA by Standard and Poor's Ratings Service or Aaa by Moody's Investors Service, and over 94% of the Fund was invested in issues rated A or better.

Looking for Additional Information?

The Managed Municipals Portfolio Inc. is traded under the symbol "MMU" and its closing market price is available in most newspapers under the New York Stock Exchange listings. The daily net asset value is available online under symbol XMMUX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information.


                                   [GRAPHIC]

In addition, the Fund issues a quarterly allocation press release that can be found on most major financial web sites.

In a continuing effort to provide information concerning the Managed Municipals Portfolio Inc., shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund's current net asset value, market price and other information regarding the Fund's portfolio holdings and allocations. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

Thank you for your investment in the Managed Municipals Portfolio Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.



Sincerely,

/s/ Joseph P. Deane
Joseph P. Deane
Vice President and Investment Officer

June 18, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2003 and are subject to change. Please refer to pages 7 through 19 for a list and percentage breakdown of the Fund's holdings.


                                   [GRAPHIC]

/i/ NAV is a price that reflects the value of the Fund's underlying portfolio. However, the price at which an investor may buy or sell common shares of the Fund is the Fund's market price as determined by supply of and demand for the Fund's common shares.
/ii/ Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional common shares. Annualized distribution yield is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.058 for 12 months. This rate is as of May 31, 2003 and is subject to change.
/iii/ The Fund issued $250 million in municipal Auction Rate Cumulative Preferred Stock on May 22, 2002. This offering enabled the Fund to invest proceeds of the offering into additional securities that met the Fund's objectives. In general, leveraging techniques (such as this) may be beneficial in periods when interest rates are declining and short-term rates are substantially lower than intermediate- and long-term rates, as leveraging potentially tends to enhance both net asset value and yield. In periods of rising interest rates, however, the opposite typically happens: drops in per share net asset value are magnified, as falling prices on the increased asset base are spread over the same amount of common shares outstanding. Additionally, in this latter scenario, the yield advantage diminishes as short-term rates rise closer to the yields of the Fund's longer-term holdings.
/iv/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.



                                   [GRAPHIC]

Take Advantage of the Fund's Dividend Reinvestment Plan!
As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary
If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of shares of common stock in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds 98% of the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than 98% of the NAV at the time of valuation (the close of business on the determination date), PFPC Global Fund Services ("Plan Agent"), will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in this report beginning on page 39.

To find more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at (800) 331-1710.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                                 May 31, 2003



   Face
  Amount    Rating(a)                   Security                       Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 100.0%

Alabama -- 3.9%
$24,510,000   AAA     Jefferson County, AL Sewer Revenue, Capital
                       Improvement Warrants, Series A, FGIC-
                       Insured, 5.375% due 2/1/36 (b)               $ 28,730,377
--------------------------------------------------------------------------------
Alaska -- 0.6%
  4,000,000   AA+     Valdez, AK Marine Term Revenue Refunding,
                       (BP Pipelines Inc. Project), Series A,
                       5.850% due 8/1/25                               4,101,960
--------------------------------------------------------------------------------
Arizona -- 1.5%
                      Arizona State University COP, MBIA-Insured:
  1,500,000   AAA       5.100% due 7/1/24                              1,599,780
  1,000,000   AAA       5.125% due 7/1/26                              1,062,960
  4,000,000   AAA     Mesa, AZ IDA, Discovery Health Systems,
                       Series A, MBIA-Insured,
                       5.625% due 1/1/29 (b)                           4,444,880
  3,000,000   AAA     Phoenix, AZ Civic Improvement Corp.
                       Airport Revenue, Sr. Lien, Series B,
                       FGIC-Insured, 5.250% due 7/1/22 (c)             3,189,000
  1,000,000   AA+     Phoenix, AZ GO, Series B, 5.000% due 7/1/27      1,055,180
--------------------------------------------------------------------------------
                                                                      11,351,800
--------------------------------------------------------------------------------
California -- 7.0%
  7,040,000   Ba1*    California Educational Facilities Authority
                       Revenue, (Pooled College & University
                       Projects), Series A, (Partially Pre-
                       Refunded -- Escrowed with U.S.
                       government securities to 7/1/08 Call @ 101),
                       5.625% due 7/1/23 (d)                           6,196,749
  6,000,000   A3*     California Health Facilities Authority
                       Revenue, (Cedars-Sinai Medical Center),
                       Series A, 6.250% due 12/1/34                    6,503,460
  1,000,000   A+      California Health Facilities Financing
                       Authority Revenue, Sutter Health, Series A,
                       6.250% due 8/15/35                              1,103,370
  5,000,000   AAA     California State Department of Veterans
                       Affairs, Home Purchase Revenue, Series A,
                       AMBAC-Insured, 5.350% due 12/1/27 (b)           5,319,950
  6,000,000   A3*     California State Department of Water
                       Resources, Power Supply Revenue, Series A,
                       5.250% due 5/1/20 (b)                           6,390,900

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                   Security                       Value
--------------------------------------------------------------------------------
California -- 7.0% (continued)
$10,000,000    A-     Golden State Tobacco Securitization Corp.,
                       California Tobacco Settlement Revenue,
                       Series 2003-A-1, 6.750% due 6/1/39 (b)       $  9,303,500
  7,000,000    AAA    Los Angeles County, CA COP, Antelope
                       Valley Courthouse, Series A, AMBAC-
                       Insured, 5.250% due 11/1/33                     7,523,460
  3,340,000    AAA    Rancho Cucamonga, CA Redevelopment
                       Agency Tax Allocation, (Rancho
                       Redevelopment Project), MBIA-Insured,
                       5.125% due 9/1/30                               3,562,745
  2,750,000    AAA    Sacramento County, CA COP, (Public Facilities
                       Project), MBIA-Insured, 5.375% due 2/1/19       3,025,935
  2,500,000    AAA    San Francisco, CA City & County Airports
                       Commission, International Airport Revenue,
                       Second Series-27B, FGIC-Insured,
                       5.000% due 5/1/22                               2,669,725
--------------------------------------------------------------------------------
                                                                      51,599,794
--------------------------------------------------------------------------------
Colorado -- 7.0%
  4,000,000    AAA    Arapahoe County, CO Capital Improvement
                       Trust Fund, E-470 Public Highway
                       Authority Revenue, (Pre-Refunded --
                       Escrowed with U.S. government
                       securities to 8/31/05 Call @ 103),
                       7.000% due 8/31/26 (b)(e)                       4,635,200
  1,000,000    A      Aspen, CO Sales Tax Revenue,
                       5.400% due 11/1/19                              1,094,970
  4,000,000    AAA    Colorado Educational & Cultural Facilities
                       Revenue Refunding, (University of Denver
                       Project), AMBAC-Insured, 5.375% due 3/1/23      4,348,960
  4,000,000    A      Colorado Health Facilities Authority Revenue,
                       Series B, Remarketed 7/8/98,
                       5.350% due 8/1/15 (b)                           4,184,480
                      Denver, CO City & County Airport Revenue,
                       Series C:
 13,630,000    A          6.125% due 11/15/25 (b)(c)                  14,036,447
 10,945,000    A          Escrowed to maturity with U.S.
                           government securities,
                           6.125% due 11/15/25 (b)(c)(d)              13,674,355
  2,000,000    AAA    Denver, CO City & County COP, Series B,
                       AMBAC-Insured, 5.500% due 12/1/25               2,208,780

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                    Security                       Value
---------------------------------------------------------------------------------
Colorado -- 7.0% (continued)
                      El Paso County, CO COP, (Detention Facility
                       Project), Series B, AMBAC-Insured:
$ 1,700,000   AAA         5.000% due 12/1/23                         $  1,808,290
  1,500,000   AAA         5.000% due 12/1/27                            1,579,920
                      Garfield County, CO School District No. 2 GO,
                       FSA-Insured:
  2,300,000   Aaa*        5.000% due 12/1/23                            2,446,510
  1,000,000   Aaa*        5.000% due 12/1/25                            1,062,900
---------------------------------------------------------------------------------
                                                                       51,080,812
---------------------------------------------------------------------------------
Connecticut -- 1.2%
                      Connecticut State GO, Series B:
  4,490,000   AA        5.500% due 6/15/21                              5,045,817
  1,600,000   AA        5.000% due 6/15/22                              1,713,616
  1,000,000   AAA     Connecticut State Health & Education,
                       (Child Care Facilities Project), Series C,
                       AMBAC-Insured, 5.625% due 7/1/29                 1,110,020
  1,000,000   AAA     Connecticut State Health & Educational
                       Facilities Authority Revenue, (Village
                       Families & Children), Series A,
                       AMBAC-Insured, 5.000% due 7/1/32                 1,050,040
---------------------------------------------------------------------------------
                                                                        8,919,493
---------------------------------------------------------------------------------
Delaware -- 1.5%
 10,000,000   AAA     Delaware State EDA Revenue, (Pollution
                       Control-Delmarva Project-B), AMBAC-
                       Insured, 5.200% due 2/1/19 (b)                  10,985,500
---------------------------------------------------------------------------------
District of Columbia -- 1.5%
                      Metropolitan Washington Airports, DC
                       Authority Airport System Revenue, Series A,
                       FGIC-Insured:
  5,355,000   AAA         5.125% due 10/1/22 (c)                        5,644,813
  5,500,000   AAA         5.125% due 10/1/26 (c)                        5,733,530
---------------------------------------------------------------------------------
                                                                       11,378,343
---------------------------------------------------------------------------------
Florida -- 5.0%
  5,000,000   AAA     Florida State Board & Educational Capital
                       Outlay GO, FSA-Insured, 5.000% due 6/1/24        5,293,150
  3,000,000   AA+     Florida State Board of Education GO, Series A,
                       5.125% due 6/1/21                                3,249,720
  3,145,000   AAA     Florida State Department of Transportation
                       GO, FGIC-Insured, 5.000% due 7/1/25              3,325,995

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                   Security                      Value
-------------------------------------------------------------------------------
Florida -- 5.0% (continued)
$ 1,485,000   AAA     Julington Creek Plantation Community
                       Development District, FL Special
                       Assessment Revenue, MBIA-Insured,
                       5.000% due 5/1/29                           $  1,560,750
  6,500,000   BBB-    Martin County, FL IDA, (Indiantown
                       Cogeneration Project), Series A,
                       7.875% due 12/15/25 (c)                        6,781,645
  1,290,000   AAA     Miami Beach, FL Stormwater Revenue,
                       FGIC-Insured, 5.375% due 9/1/30                1,396,618
  2,000,000   Aaa*    Orange County, FL School Board COP,
                       Series A, MBIA-Insured
                       5.250% due 8/1/23 (b)                          2,157,660
 10,000,000   AAA     Palm Beach County, FL School Board
                       COP, Series C, FSA-Insured,
                       5.000% due 8/1/27 (b)                         10,501,600
  2,500,000   Aaa*    South Brevard, FL Recreational Facilities
                       Improvement, Special District,
                       AMBAC-Insured, 5.000% due 7/1/20               2,685,425
-------------------------------------------------------------------------------
                                                                     36,952,563
-------------------------------------------------------------------------------
Georgia -- 1.9%
  6,000,000   AAA     Augusta, GA Water & Sewer Revenue,
                       FSA-Insured, 5.250% due 10/1/26                6,445,440
                      Private Colleges & Universities Authority
                       Revenue, (Mercer University Project):
  2,180,000   Baa1*       5.750% due 10/1/21                          2,442,755
                          Series A:
  2,000,000   Baa1*        5.250% due 10/1/25                         2,032,200
  1,000,000   Baa1*        5.375% due 10/1/29                         1,021,110
  2,000,000   BBB-    Savannah, GA EDA Revenue, College of Art
                       & Design Inc., 6.900% due 10/1/29              2,220,300
-------------------------------------------------------------------------------
                                                                     14,161,805
-------------------------------------------------------------------------------
Hawaii -- 0.6%
  4,000,000   A       Hawaii State Department of Budget &
                       Finance, Special Purpose Revenue, Kaiser
                       Permanente, Series A, 5.100% due 3/1/14 (b)    4,198,600
-------------------------------------------------------------------------------
Illinois -- 4.3%
  4,095,000   AAA     Chicago, IL GO, Series D, FGIC-Insured,
                       5.500% due 1/1/35                              4,431,568
  5,100,000   A-1+    Chicago, IL Midway Airport Revenue,
                       Series B, 1.350% due 1/1/29 (f)                5,100,000

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount   Rating(a)                  Security                      Value
-----------------------------------------------------------------------------
Illinois -- 4.3% (continued)
$7,400,000  AAA      Chicago, IL Skyway Toll Bridge Revenue,
                      AMBAC-Insured, 5.500% due 1/1/31 (b)       $  8,057,342
 8,000,000  A        Illinois Health Facilities Authority
                      Revenue, OSF Healthcare Systems,
                      6.250% due 11/15/29 (b)                       8,562,240
 5,000,000  AAA      Illinois State GO, MBIA-Insured,
                      5.625% due 6/1/25                             5,446,750
-----------------------------------------------------------------------------
                                                                   31,597,900
-----------------------------------------------------------------------------
Indiana -- 1.1%
 5,000,000  A1*      Indiana Port Commission Revenue
                      Refunding, (Cargill Inc. Project),
                      6.875% due 5/1/12                             5,168,050
 3,000,000  BBB+     Indiana State Development Financing
                      Authority Revenue, (USX Corp. Project),
                      5.250% due 12/1/22 (b)                        3,142,620
-----------------------------------------------------------------------------
                                                                    8,310,670
-----------------------------------------------------------------------------
Kansas -- 0.2%
 1,250,000  AAA      Scott County, KS Unified School District
                      No. 446 GO, FGIC-Insured,
                      5.000% due 9/1/22                             1,332,762
-----------------------------------------------------------------------------
Kentucky -- 0.1%
   700,000  VMIG 1*  Berea, KY Educational Facilities Revenue,
                      (Berea College Project), Series A,
                      1.250% due 6/1/32 (f)                           700,000
-----------------------------------------------------------------------------
Louisiana -- 0.8%
 5,500,000  A1*      St. Martin Parish, LA Industrial Revenue,
                      (Cargill Inc. Project), 6.625% due 10/1/12    5,619,295
-----------------------------------------------------------------------------
Maine -- 0.4%
 2,500,000  AA+      Maine State Housing Authority Mortgage
                      Revenue, Series C, 5.300% due 11/15/23        2,630,225
-----------------------------------------------------------------------------
Maryland -- 0.9%
                     Baltimore, MD Wastewater Project
                      Revenue, Series A, FGIC-Insured:
 2,500,000  AAA          5.125% due 7/1/32                          2,657,400
 3,385,000  AAA          5.200% due 7/1/32                          3,630,209
-----------------------------------------------------------------------------
                                                                    6,287,609
-----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.



                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                   Security                       Value
--------------------------------------------------------------------------------
Massachusetts -- 5.5%
$ 2,000,000   Baa3*   Boston, MA Industrial Development
                       Financing Authority, Sr. Revenue Bonds,
                       (Crosstown Center Project), Series 2002,
                       6.500% due 9/1/35 (c)                        $  2,044,560
  3,000,000   AAA     Massachusetts Bay Transportation Authority,
                       Sales Tax Revenue, Series A,
                       5.500% due 7/1/30                               3,274,830
  1,125,000   Aaa*    Massachusetts Development Finance Agency,
                       (Merrimack College Issue), MBIA-Insured,
                       5.200% due 7/1/32                               1,199,509
  1,850,000   AAA     Massachusetts Health & Educational
                       Facilities Authority Revenue, University of
                       Massachusetts Issue, Series C, FGIC-
                       Insured, 5.125% due 10/1/27                     1,963,201
 25,000,000   Aa2*    Massachusetts State GO, Consolidated Loan
                       of 2002, Series C, 5.250% due 11/1/30 (b)      26,800,750
  5,000,000   AAA     Massachusetts State Special Obligation
                       Revenue, Series A, FGIC-Insured,
                       5.000% due 6/1/21                               5,378,400
--------------------------------------------------------------------------------
                                                                      40,661,250
--------------------------------------------------------------------------------
Michigan -- 2.8%
  5,000,000   AAA     East Lansing, MI School District GO,
                       Q-SBLF-Insured, 5.625% due 5/1/30               5,435,700
                      Michigan State COP, AMBAC-Insured:
  2,345,000   AAA       5.500% due 6/1/19 (e)                          2,622,836
  6,000,000   AAA       5.500% due 6/1/27                              6,551,820
  2,500,000   AA-     Michigan State Hospital Finance Authority
                       Revenue Refunding, (Trinity Health
                       Credit), Series C, 5.375% due 12/1/23           2,631,925
 12,000,000   NR      Michigan State Strategic Fund Resources
                       Recovery, Limited Obligation Revenue,
                       (Central Wayne Energy Recovery L.P.
                       Project), Series A, 7.000% due 7/1/27 (c)(g)    3,000,000
--------------------------------------------------------------------------------
                                                                      20,242,281
--------------------------------------------------------------------------------
Minnesota -- 2.6%
  1,500,000   AAA     Dakota County, MN Community
                       Development Agency, MFH Revenue,
                       FNMA-Collateralized, 5.625% due 2/1/26          1,584,810
  2,500,000   A1*     Duluth, MN IDA, Seaway Port Authority,
                       Dock & Wharf Revenue, (Cargill Inc.
                       Project), 6.800% due 5/1/12                     2,583,275

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                   Security                      Value
-------------------------------------------------------------------------------
Minnesota -- 2.6% (continued)
$ 7,000,000   A3*     Minneapolis, MN Healthcare System
                       Revenue, (Allina Health System), Series A,
                       6.000% due 11/15/23                         $  7,570,990
                      Minneapolis & St. Paul, MN Community
                       Airport Revenue, FGIC-Insured:
  2,000,000   AAA         Series A, 5.125% due 1/1/25                 2,102,820
  4,000,000   AAA         Sub-Series C, 5.250% due 1/1/26             4,261,960
  1,140,000   AA+     Minnesota State Housing Financing Agency,
                       Single-Family Mortgage, Series I,
                       5.500% due 1/1/17                              1,205,413
-------------------------------------------------------------------------------
                                                                     19,309,268
-------------------------------------------------------------------------------
Missouri -- 1.4%
  2,000,000   AAA     Bi-State Development Agency of the Missouri-
                       Illinois Metropolitan District, (Metrolink
                       Cross County Project), Series B,
                       FSA-Insured, 5.000% due 10/1/32 (b)            2,115,620
  1,500,000   AAA     Greene County, MO Reorganized School
                       District No. R-8 GO, FSA-Insured,
                       5.100% due 3/1/22                              1,620,615
  2,000,000   Aaa*    Jackson County, MO Special Obligation,
                       MBIA-Insured, 5.000% due 12/1/27               2,125,800
  2,000,000   Aaa*    Missouri State Environmental Improvement &
                       Energy Resources Authority, (Water
                       Pollution -- Drinking Water), Series B,
                       5.000% due 7/1/23                              2,146,220
  2,000,000   AAA     St. Louis, MO Airport Revenue, (Airport
                       Development Program), Series A,
                       MBIA-Insured, 5.125% due 7/1/22                2,122,700
-------------------------------------------------------------------------------
                                                                     10,130,955
-------------------------------------------------------------------------------
Montana -- 1.1%
 10,090,000   NR      Montana State Board Investment Resource
                       Recovery Revenue, (Yellowstone Energy
                       L.P. Project), 7.000% due 12/31/19 (b)(c)      7,827,015
-------------------------------------------------------------------------------
Nevada -- 0.4%
    800,000   A-1+    Clark County, NV Airport Revenue, Series A,
                       1.330% due 7/1/36 (f)                            800,000
  2,250,000   AAA     Truckee Meadows, NV Water Authority
                       Revenue, Series A, FSA-Insured,
                       5.000% due 7/1/25                              2,362,680
-------------------------------------------------------------------------------
                                                                      3,162,680
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                  Security                      Value
------------------------------------------------------------------------------
New Jersey -- 7.2%
$ 5,200,000   A+      Hudson County, NJ Improvement Authority,
                       6.624% due 8/1/25                          $  5,297,552
  1,000,000   BBB     Middlesex County, NJ Pollution Control
                       Authority Revenue Refunding, Pollution
                       Control Financing, (Amerada Hess Corp.
                       Project), 5.750% due 9/15/32                  1,028,870
  3,125,000   Baa1*   New Jersey EDA, PCR Refunding,
                       (PSEG Power LLC Project),
                       5.000% due 3/1/12 (b)                         3,216,187
                      New Jersey Health Care Facilities Financing
                       Authority Revenue:
  3,875,000   AAA         Engelwood Hospital, FHA/MBIA-
                           Insured, 5.000% due 8/1/23                4,117,536
  8,000,000   A+          Robert Wood Johnson University
                           Hospital, 5.700% due 7/1/20 (b)           8,661,520
  2,395,000   AA-     New Jersey State Highway Authority, Garden
                       State Parkway General Revenue,
                       5.625% due 1/1/30                             2,636,440
                      South Jersey Port Corp., NJ Revenue
                       Refunding:
  1,350,000   A           5.000% due 1/1/26                          1,392,444
  2,000,000   A           5.100% due 1/1/33                          2,093,720
                      Tobacco Settlement Financing Corp., NJ
                       Asset-Backed Bonds:
 10,000,000   A-          5.750% due 6/1/32 (b)                      9,026,700
 15,000,000   A-          6.000% due 6/1/37 (b)                     12,725,700
  3,390,000   A-          6.125% due 6/1/42 (b)                      2,896,687
------------------------------------------------------------------------------
                                                                    53,093,356
------------------------------------------------------------------------------
New Mexico -- 0.3%
  2,085,000   AAA     New Mexico Mortgage Financing Authority,
                       Single Family Mortgages, Series D-3,
                       5.625% due 9/1/28 (e)                         2,183,037
------------------------------------------------------------------------------
New York -- 8.5%
 30,000,000   AA-     Metropolitan Transportation Authority,
                       Series A, 5.125% due 1/1/24 (b)              31,635,000
                      Nassau Health Care Corp., NY Health
                       Systems Revenue, FSA-Insured:
  2,000,000   AAA         5.500% due 8/1/19                          2,254,460
  3,000,000   AAA         5.750% due 8/1/29                          3,433,740

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                 Security                     Value
----------------------------------------------------------------------------
New York -- 8.5% (continued)
$ 6,000,000   AA      New York City, NY Municipal Water
                       Financing Authority, Water & Sewer
                       System Revenue, Series D,
                       5.250% due 6/15/25                       $  6,485,640
                      New York State Dormitory Authority
                       Revenue:
  5,000,000   AAA         Series B, FSA-Insured,
                           5.500% due 5/15/30                      5,982,550
  1,000,000   AAA         Willow Towers Inc. Project, GNMA-
                           Collateralized, 5.250% due 2/1/22       1,066,260
  3,000,000   AAA     New York State Thruway Authority Highway
                       & Bridge Revenue, Series B-1, FGIC-
                       Insured, 5.400% due 4/1/17                  3,392,280
  1,000,000   AA      New York State Urban Development Corp.
                       Revenue, (Personal Income Tax Project),
                       Series C-1, 5.000% due 3/15/24              1,043,970
  6,290,000   AAA     Port Authority of New York & New
                       Jersey, NY GO, FGIC-Insured,
                       5.250% due 5/15/37 (c)                      6,724,387
----------------------------------------------------------------------------
                                                                  62,018,287
----------------------------------------------------------------------------
North Carolina -- 0.3%
  1,900,000   AAA     University of North Carolina, System Pool
                       Revenue, Series A, AMBAC-Insured,
                       5.000% due 4/1/27                           2,019,187
----------------------------------------------------------------------------
Ohio -- 9.4%
  4,500,000   Aa2*    Bexley, OH City School District GO,
                       5.125% due 12/1/27                          4,732,695
  2,000,000   AAA     Canton, OH City School District GO,
                       Series A, MBIA-Insured,
                       5.500% due 12/1/20                          2,244,800
  1,300,000   AA+     Cincinnati, OH Water System Revenue,
                       5.125% due 12/1/21                          1,409,369
  3,000,000   AAA     Cuyahoga County, OH Hospital Revenue
                       Refunding, University Hospitals Health
                       System Inc., AMBAC-Insured,
                       5.500% due 1/15/30                          3,246,660
 25,000,000   Aaa*    Hamilton County, OH Sales Tax Revenue,
                       AMBAC-Insured, 5.250% due 12/1/32 (b)      26,805,000
  7,500,000   AA-     Lorain County, OH Hospital Revenue,
                       Catholic Healthcare Partners,
                       5.375% due 10/1/30                          7,772,625

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                    Security                       Value
---------------------------------------------------------------------------------
Ohio -- 9.4% (continued)
$ 5,990,000   AAA     Lucas County, OH Hospital Revenue,
                       Promedic Healthcare Obligation Group,
                       AMBAC-Insured, 5.375% due 11/15/29 (b)        $  6,447,157
  3,025,000   Aaa*    Muskingum County, OH GO, Refunding,
                       County Facilities Improvement,
                       MBIA-Insured, 5.125% due 12/1/19                 3,326,804
  1,375,000   AAA     Ohio State Higher Educational Facility
                       Commission Revenue, (University of
                       Dayton Project), AMBAC-Insured,
                       5.500% due 12/1/25                               1,527,020
  2,500,000   AAA     Portage County, OH GO, MBIA-Insured,
                       5.250% due 12/1/17                               2,761,725
  1,500,000   A3*     Steubenville, OH Hospital Revenue,
                       6.375% due 10/1/20                               1,626,990
                      Summit County, OH GO, FGIC-Insured:
  1,000,000   AAA       5.000% due 12/1/21                              1,086,780
    500,000   AAA       5.000% due 12/1/22                                539,385
  1,500,000   Aaa*    Trumbull County, OH, MBIA-Insured,
                       5.200% due 12/1/20                               1,663,725
  2,000,000   AAA     University of Cincinnati, OH General Receipts
                       Revenue, Series A, FGIC-Insured,
                       5.250% due 6/1/24                                2,171,260
  1,500,000   AAA     Warrensville Heights, OH City School District,
                       School Improvements, FGIC-Insured,
                       5.625% due 12/1/20                               1,714,695
---------------------------------------------------------------------------------
                                                                       69,076,690
---------------------------------------------------------------------------------
Oregon -- 2.7%
  3,210,000   AA      Clackamas County, OR Hospital Facilities
                       Authority Revenue, Legacy Health System,
                       5.750% due 5/1/16                                3,578,604
  4,895,000   AA+     Oregon State Department of Transportation,
                       Highway User Tax Revenue, Series A,
                       5.125% due 11/15/23                              5,332,662
 10,000,000   AA      Oregon State Veterans Welfare GO, Series 82,
                       5.500% due 12/1/42 (b)                          10,655,700
---------------------------------------------------------------------------------
                                                                       19,566,966
---------------------------------------------------------------------------------
Rhode Island -- 0.1%
    800,000   A-1     Rhode Island State Health & Educational
                       Building Corp. Revenue, Series A,
                       1.300% due 9/1/32 (f)                              800,000
---------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                   Security                       Value
--------------------------------------------------------------------------------
South Carolina -- 3.9%
$ 6,250,000   AAA     Grand Strand Water & Sewer Authority, SC
                       Waterworks & Sewer System Revenue,
                       FSA-Insured, 5.000% due 6/1/31               $  6,630,813
 15,000,000   AA-     Greenville County, SC School District
                       Installment Purchase Revenue,
                       5.500% due 12/1/28 (b)                         15,947,550
                      South Carolina Transportation Infrastructure
                       Bank Revenue, Series A:
  2,505,000   Aaa*        AMBAC-Insured, 5.125% due 10/1/31 (b)        2,657,179
  3,000,000   AAA         MBIA-Insured, 5.500% due 10/1/30             3,275,970
--------------------------------------------------------------------------------
                                                                      28,511,512
--------------------------------------------------------------------------------
Tennessee -- 4.4%
  1,150,000   NR      Hardeman County, TN Correctional Facilities
                       Corp., 7.750% due 8/1/17                        1,177,416
  5,700,000   A-1+    Knoxville, TN Utilities Board Revenue,
                       1.280% due 1/15/05 (f)                          5,700,000
                      Memphis-Shelby County, TN Sports
                       Authority Income Revenue, (Memphis
                       Arena Project), Series A, AMBAC-Insured:
  6,420,000   AAA         5.125% due 11/1/21                           6,976,165
 14,500,000   AAA         5.125% due 11/1/28 (b)                      15,463,380
  3,000,000   AA      Tennessee State GO, Series A,
                       5.250% due 3/1/17                               3,329,790
--------------------------------------------------------------------------------
                                                                      32,646,751
--------------------------------------------------------------------------------
Texas -- 1.7%
  1,595,000   AAA     Burleson, TX ISD, GO, PSFG,
                       6.750% due 8/1/24                               1,831,523
                      Fort Worth, TX International Airport Facility
                       Improvement Corp. Revenue, (American
                       Airlines Inc. Project):
 12,000,000   CC          6.375% due 5/1/35 (c)                        4,559,520
  3,400,000   CC          Series A, 5.950% due 5/1/29 (c)              2,235,500
  3,000,000   CC          Series B, 6.050% due 5/1/29 (c)              1,651,680
  1,100,000   A-1+    Gulf Coast Waste Disposal Authority, TX
                       Environmental Facilities Revenue,
                       (Exxon Mobil Project), Series B,
                       1.350% due 6/1/25 (f)                           1,100,000

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                  Security                        Value
--------------------------------------------------------------------------------
Texas -- 1.7% (continued)
                      Harris County, TX Health Facilities
                       Development Corp., Hospital Revenue:
$ 1,000,000   AAA         School Health Care Systems, Series B,
                           (Escrowed to maturity with U.S.
                           government securities),
                           5.750% due 7/1/27                        $  1,221,230
    100,000   A-1+        Texas Medical Center Project,
                           1.300% due 9/1/31 (f)                         100,000
-----------------------------------------------------------------------------
                                                                      12,699,453
-----------------------------------------------------------------------------
Virginia -- 3.9%
  3,000,000   A3*     Chesapeake, VA IDA Revenue, Remarketed
                       11/8/02, 5.250% due 2/1/08                      3,153,510
  3,000,000   A3*     Chesterfield County, VA IDA, PCR Revenue,
                       (Virginia Electric & Power), Remarketed
                       11/8/02, Series A, 5.875% due 6/1/17            3,227,880
                      Virginia State HDA, MFH:
  1,245,000   AA+       Series D, Sub-Series D-3, Remarketed
                         5/30/96, 5.700% due 7/1/09                    1,325,340
                        Series H:
  1,235,000   AAA         AMBAC-Insured, 6.300% due 11/1/15            1,303,913
 10,000,000   AAA         Sub-Series H-1, MBIA-Insured,
                           5.350% due 7/1/31 (b)                      10,487,000
                        Series K:
    600,000   AA+         5.800% due 11/1/10                             643,350
    925,000   AA+         5.900% due 11/1/11                             988,825
  7,000,000   A3*     York County, VA IDA, PCR, (Virginia
                       Electrical & Power Co.), Remarketed
                       11/8/02, 5.500% due 7/1/09 (b)                  7,440,370
-----------------------------------------------------------------------------
                                                                      28,570,188
-----------------------------------------------------------------------------
Washington -- 1.9%
                      Chelan County, WA GO, Public Utilities,
                       District No. 1, Columbus River Rock:
 22,685,000   AAA         Series A, MBIA-Insured,
                           zero coupon due 6/1/22 (b)                  9,147,272
  4,750,000   AA          Series B, Remarketed 7/1/92, Mandatory
                           put 7/1/19, 6.750% due 7/1/62 (c)           4,996,525
-----------------------------------------------------------------------------
                                                                      14,143,797
-----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                           May 31, 2003 (continued)


   Face
  Amount    Rating(a)                 Security                        Value
-------------------------------------------------------------------------------
West Virginia -- 1.3%
                      West Virginia State Housing Development
                       Fund, Housing Finance:
$ 3,845,000   AAA         Series B, 5.300% due 5/1/24              $  4,037,173
  5,000,000   AAA         Series C, 5.350% due 11/1/27                5,249,400
----------------------------------------------------------------------------
                                                                      9,286,573
----------------------------------------------------------------------------
Wisconsin -- 0.7%
                      Wisconsin Housing & Economic Development
                       Authority, Home Ownership Revenue,
                       Series A:
    950,000   AA          6.450% due 3/1/17                             980,533
  1,370,000   AA          5.650% due 11/1/23                          1,401,455
                      Wisconsin State Health & Educational
                       Facilities Authority Revenue:
  1,100,000   A           Kenosha Hospital & Medical Center
                           Project, 5.700% due 5/15/20                1,143,384
  1,250,000   AAA         The Medical College of Wisconsin Inc.
                           Project, MBIA-Insured,
                           5.400% due 12/1/16                         1,365,162
----------------------------------------------------------------------------
                                                                      4,890,534
----------------------------------------------------------------------------
Wyoming -- 0.4%
  3,000,000   P-1*    Uinta County, WY PCR,
                       1.250% due 8/15/20 (f)                         3,000,000
----------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $699,588,521**)                     $733,779,288
----------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), which are rated by Moody's Investors Service.
(b)All or a portion of this security is segregated for open futures contracts commitments.
(c)Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d)Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(e)All or a portion of this security is held as collateral for open futures contracts commitments.
(f)Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(g)Security is currently in default.
** Aggregate cost for Federal income tax purposes is $699,403,458.

   See page 20 for a summary of investments by industry.
   See pages 21 and 22 for definitions of ratings and certain abbreviations.

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                      SUMMARY OF INVESTMENTS BY INDUSTRY*



    Transportation .........................     20.2%
    General Obligation .....................     13.7
    Hospitals ..............................     11.6
    Education ..............................      9.4
    Water and Sewer ........................      8.4
    Utilities ..............................      5.9
    Single-Family Housing ..................      4.6
    Tobacco ................................      4.6
    Other ..................................     21.6
                                                -----
                                                100.0%
                                                =====

*As a percentage of total investments. Please note that Fund holdings are as of May 31, 2003 and are subject to change.



                                   [GRAPHIC]

                                 BOND RATINGS
                                  (unaudited)



The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    --Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     --Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A      --Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    --Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, --Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC      predominantly speculative and with respect to capacity to pay
and CC   interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to eachgeneric rating from "Aa" to "Ba," where 1 is the highest and 3 the lowest ranking within itsgeneric category.
Aaa    --Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     --Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa"
         securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A      --Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    --Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
         characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba     --Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR     --Indicates that the bond is not rated by Standard & Poor's or
         Moody's.


                                   [GRAPHIC]

                          SHORT-TERM SECURITY RATINGS
                                  (unaudited)



SP-1   --Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
         (+) sign.
A-1    --Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
         those issues determined to possess overwhelming safety
         characteristics are denoted with a plus (+) sign.
VMIG 1 --Moody's highest rating for issues having a demand feature -- VRDO.
P-1    --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

                                ABBREVIATIONS*
                                  (unaudited)


ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --AMBAC Indemnity Corporation
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CDA    --Community Development Administration
CGIC   --Capital Guaranty Insurance Company
CHFCLI --California Health Facility Construction Loan Insurance
COP    --Certificate of Participation
EDA    --Economic Development Authority
ETM    --Escrowed To Maturity
FAIRS  --Floating Adjustable Interest Rate Securities
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HDA    --Housing Development Authority
HDC    --Housing Development Corporation
HFA    --Housing Finance Authority

IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MFH    --Multi-Family Housing
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCR    --Pollution Control Revenue
PFA    --Public Finance Authority
PSFG   --Permanent School Fund Guaranty
Q-SBLF --Qualified School Bond Loan Fund
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Securities
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TECP   --Tax Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
VAN    --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWE   --Variable Rate Wednesday Demand

-----
*Abbreviations may or may not appear on the schedule of investments.


                                   [GRAPHIC]

                      STATEMENT OF ASSETS AND LIABILITIES



                                                                    May 31, 2003
---------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $699,588,521)                      $733,779,288
  Interest receivable                                                 12,049,073
  Receivable from broker -- variation margin                             225,000
  Receivable for securities sold                                         212,419
--------------------------------------------------------------------------------
  Total Assets                                                       746,265,780
--------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable to Common Stock Shareholders                         748,342
  Investment advisory fee payable                                        429,234
  Administration fee payable                                             128,134
  Dividends payable to Auction Rate Cumulative
   Preferred Stockholders                                                 24,898
  Bank overdraft                                                           4,331
  Accrued expenses                                                       153,878
--------------------------------------------------------------------------------
  Total Liabilities                                                    1,488,817
--------------------------------------------------------------------------------
Series M, T, W, Th and F Auction Rate Cumulative Preferred Stock
 (2,000 shares authorized and issued at $25,000 per share for each
 Series) (Note 6)                                                    250,000,000
--------------------------------------------------------------------------------
Total Net Assets                                                    $494,776,963
--------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                       $     41,856
  Capital paid in excess of par value                                509,076,800
  Undistributed net investment income                                  1,144,516
  Accumulated net realized loss from investment transactions
   and futures contracts                                             (36,715,687)
  Net unrealized appreciation of investments and futures contracts    21,229,478
--------------------------------------------------------------------------------
Total Net Assets
 (Equivalent to $11.82 a share on 41,855,576 common shares of
 $0.001 par value outstanding; 500,000,000 common shares
 authorized)                                                        $494,776,963
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                  STATEMENT OF OPERATIONS



                                                                Year Ended
                                                               May 31, 2003
    ------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                 $ 39,488,593
    -----------------------------------------------------------------------
    EXPENSES:
      Investment advisory fee (Note 3)                            4,620,864
      Administration fee (Note 3)                                 1,498,818
      Auction participation fees (Note 6)                           623,923
      Shareholder communications                                    215,890
      Audit and legal                                               162,117
      Shareholder servicing fees                                    142,895
      Custody                                                        63,107
      Directors' fees                                                57,311
      Stock exchange listing fees                                    54,448
      Auction agent fees                                             40,000
      Rating agency fees                                             19,397
      Other                                                          28,709
    -----------------------------------------------------------------------
      Total Expenses                                              7,527,479
    -----------------------------------------------------------------------
    Net Investment Income                                        31,961,114
    -----------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain (Loss) From:
        Investment transactions                                  13,290,280
        Futures contracts                                       (19,385,356)
    -----------------------------------------------------------------------
      Net Realized Loss                                          (6,095,076)
    -----------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments and
     Futures Contracts:
        Beginning of year                                        10,780,629
        End of year                                              21,229,478
    -----------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                    10,448,849
    -----------------------------------------------------------------------
    Net Gain on Investments and Futures Contracts                 4,353,773
    -----------------------------------------------------------------------
    Dividends Paid to Auction Rate Cumulative Preferred
     Stockholders From Net Investment Income                     (3,092,691)
    -----------------------------------------------------------------------
    Increase in Net Assets From Operations                     $ 33,222,196
    -----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                      STATEMENTS OF CHANGES IN NET ASSETS



                                                          For the Years
                                                          Ended May 31,
                                                   --------------------------
                                                       2003          2002
------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $ 31,961,114  $ 19,666,716
  Net realized loss                                  (6,095,076)  (11,512,844)
  Increase in net unrealized appreciation            10,448,849    12,747,045
  Dividends paid to Auction Rate
   Cumulative Preferred Stockholders
   from net investment income                        (3,092,691)     (103,927)
------------------------------------------------------------------------------
  Increase in Net Assets From Operations             33,222,196    20,796,990
------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM (NOTE 2):
  Net investment income                             (27,708,391)  (19,609,532)
------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions
   Paid to Common Stock Shareholders                (27,708,391)  (19,609,532)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTES 6 AND 7):
  Underwriting commissions and offering
   expenses for the issuance of Auction
   Rate Cumulative Preferred Stock                      (71,209)   (2,793,000)
  Net asset value of shares issued in connection
   with the transfer of Managed Municipals
   Portfolio II Inc.'s net assets                            --   117,162,040
------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
   From Fund Share Transactions                         (71,209)  114,369,040
------------------------------------------------------------------------------
Increase in Net Assets                                5,442,596   115,556,498
NET ASSETS:
  Beginning of year                                 489,334,367   373,777,869
------------------------------------------------------------------------------
  End of year*                                     $494,776,963  $489,334,367
------------------------------------------------------------------------------
* Includes undistributed net investment income of:   $1,144,516        $2,124
------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.



                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS

   1. SIGNIFICANT ACCOUNTING POLICIES

   Managed Municipals Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

   The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common Stock. The holders of the Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held weekly and out of funds legally available to shareholders; (g) the net asset value of the Fund's Common Stock is determined no less frequently than the close of business on the Fund's last business day of each week (generally Friday). It is determined by dividing the value of the net assets available to Common Stock by the total number of shares of Common Stock outstanding. For the purpose of determining the net asset value per share of the Common Stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less (1) the Fund's liabilities, (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Auction Rate Cumulative Preferred Stock issue; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and
(j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                                  (continued)


environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

   2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

   The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

   Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

   3. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

   Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM a fee calculated at an annual rate of 0.70% of the average daily total net assets of the Fund. For purposes of calculating this fee, the liquidation value of any outstanding preferred stock of the Fund is included in determining the Fund's average daily total net assets. This fee is calculated daily and paid monthly. SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily total net assets. This fee is calculated daily and paid monthly.

   Notwithstanding the foregoing, the Fund and SBFM agreed that the Fund will pay a reduced aggregate investment advisory and administrative fee on those assets of the Fund attributable to the Fund's preferred shares such that SBFM will accept an aggregate investment advisory and administrative fee at an annual rate of 0.65% on those assets of the Fund equal to the product of the number of preferred shares outstanding multiplied by the liquidation value of such shares. The blended aggregate investment advisory and administrative fees are equal, on an annual rate, to 82% of the Fund's average daily total net assets. This fee is calculated daily and paid monthly.

   All officers and one Director of the Fund are employees of Citigroup or its affiliates.

   4. INVESTMENTS

   During the year ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------------------------------------
Purchases                                                         $249,317,872
-----------------------------------------------------------------------------
Sales                                                              200,697,954
-----------------------------------------------------------------------------


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                                  (continued)



   At May 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                     $ 59,025,098
Gross unrealized depreciation                                      (24,649,268)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 34,375,830
------------------------------------------------------------------------------

   5. FUTURES CONTRACTS

   Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

   The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

   At May 31, 2003, the Fund had the following open futures contracts:

                   Number of               Basis        Market     Unrealized
                   Contracts Expiration    Value        Value         Loss
-------------------------------------------------------------------------------
Contracts to Sell:
U.S. Treasury
Bonds                2,400      6/03    $276,238,711 $289,200,000 $(12,961,289)
-------------------------------------------------------------------------------

   6. AUCTION RATE CUMULATIVE PREFERRED STOCK

   On May 22, 2002, the Fund issued 2,000 shares of Series M, Series T, Series W, Series Th and Series F, respectively, of Auction Rate Cumulative Preferred Stock ("ARCPS"). The underwriting discount of $2,500,000 and offering expenses of $293,000 associated with the ARCPS offering were recorded as a reduction of the capital paid in excess of par value of common stock for the year ended May 31, 2002. Additional offering costs of $71,209 were incurred and recorded as a reduction of the capital paid in excess of par value of common stock for the year ended May 31, 2003. The ARCPS'


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                                  (continued)


dividends are cumulative at a rate determined at an auction and the dividend period is typically 7 days. The dividend rates ranged from 0.90% to 1.75% during the year ended May 31, 2003. At May 31, 2003, the current dividend rates were as follows:

                         Series M Series T Series W Series Th Series F
----------------------------------------------------------------------
Current Dividend Rates    1.13%    1.10%    1.12%     1.19%    1.15%
----------------------------------------------------------------------

   The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. ARCPS have a liquidation preference of $25,000 per share plus accumulated and unpaid dividends.

   The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends to common stock shareholders.

   Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each participating broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. For the year ended May 31, 2003, CGM earned $623,923 as a participating broker/dealer.

7.  TRANSFER OF NET ASSETS

   On April 26, 2002, the Fund acquired the assets and certain liabilities of Managed Municipals Portfolio II Inc. pursuant to a plan of reorganization approved by Managed Municipals Portfolio II Inc. shareholders on April 10, 2002. Total shares issued by the Fund and the total net assets of the Managed Municipals Portfolio II Inc. and the Fund on the date of the transfer were as follows:


  Acquired  Shares Issued         Total Net Assets of          Total Net Assets
    Fund     by the Fund  Managed Municipals Portfolio II Inc.   of the Fund
 ------------------------------------------------------------------------------

  Managed
 Municipals
 Portfolio
     II
    Inc.     10,006,932               $117,162,040               $372,831,933
 ------------------------------------------------------------------------------


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                                  (continued)



   The total net assets of Managed Municipals Portfolio II Inc. before acquisition included unrealized depreciation of $2,101,130, accumulated net realized loss of $5,251,582, and overdistributed net investment income of $14,313. Total net assets of the Fund immediately after the transfer were $489,993,973. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.


8.  CAPITAL LOSS CARRYFORWARD

   At May 31, 2003, the Fund had, for Federal income tax purposes, approximately $28,511,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on May 31 of the year indicated:

                                      2006      2007       2008        2011
-------------------------------------------------------------------------------
Carryforward Amounts                $302,000 $4,855,000 $12,985,000 $10,369,000
-------------------------------------------------------------------------------

   In addition, the Fund had $21,165,662 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

   9.  INCOME TAX INFORMATION AND DISTRIBUTIONS
       TO SHAREHOLDERS

   At May 31, 2003, the tax basis components of distributable earnings were:

-------------------------------------------------------------------------------
Undistributed tax-exempt income                                    $  1,806,820
-------------------------------------------------------------------------------
Accumulated capital losses                                          (28,511,316)
-------------------------------------------------------------------------------
Unrealized appreciation                                              34,375,830
-------------------------------------------------------------------------------

   The difference between book basis and tax basis unrealized appreciation is attributable primarily to mark-to-market of futures contracts.

   The tax character of distributions paid during the year ended May 31, 2003 was:

-------------------------------------------------------------------------------
Tax-exempt income                                                    $30,794,471
Ordinary income                                                            6,611
-------------------------------------------------------------------------------
Total                                                                $30,801,082
-------------------------------------------------------------------------------


                                   [GRAPHIC]

                             FINANCIAL HIGHLIGHTS




For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                  2003     2002    2001     2000     1999
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $11.69   $11.74   $10.93  $11.97    $12.37
------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(1)(2)/                   0.76     0.60     0.60    0.58      0.58
  Net realized and unrealized gain (loss)/(2)/    0.10     0.02     0.79   (1.14)    (0.32)
  Dividends paid to Auction Rate
   Cumulative Preferred Stockholders
   from net investment income                    (0.07)   (0.00)*     --      --        --
------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.79     0.62     1.39   (0.56)     0.26
------------------------------------------------------------------------------------------
Gain From Repurchase of Treasury Stock              --       --     0.02    0.12        --
------------------------------------------------------------------------------------------
Underwriting Commissions and Offering
 Expenses For the Issuance of Auction
 Rate Cumulative Preferred Stock                 (0.00)*  (0.07)      --      --        --
------------------------------------------------------------------------------------------
Distributions Paid to Common Stock
Shareholders From:
  Net investment income                          (0.66)   (0.60)   (0.60)  (0.60)    (0.54)
  Net realized gains                                --       --       --      --     (0.12)
------------------------------------------------------------------------------------------
Total Distributions                              (0.66)   (0.60)   (0.60)  (0.60)    (0.66)
------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $11.82   $11.69   $11.74  $10.93    $11.97
------------------------------------------------------------------------------------------
Total Return,
 Based on Market Value/(3)/                      10.60%    4.79%   20.69%  (3.88)%    0.11%
------------------------------------------------------------------------------------------
Total Return,
 Based on Net Asset Value/(3)/                    7.55%    5.33%   13.90%  (2.82)%    2.66%
------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                $495     $489     $374    $352      $414
------------------------------------------------------------------------------------------
Ratios to Average Net Assets Based on
Common Shares Outstanding/(4)/:
  Expenses/(1)/                                   1.51%    0.52%    0.68%   0.89%     0.94%
  Net investment income/(2)/                      6.40     4.84     5.15    5.19      4.72
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             28%      39%      58%     35%       23%
------------------------------------------------------------------------------------------
Market Price, End of Year                       $10.99   $10.57   $10.67  $9.375   $10.375
------------------------------------------------------------------------------------------



                                   [GRAPHIC]

                             FINANCIAL HIGHLIGHTS
                                  (continued)



                                                          2003     2002   2001 2000 1999
----------------------------------------------------------------------------------------
Auction Rate Cumulative Preferred Stock/(5)/:
 Total Amount Outstanding (000s)                        $250,000 $250,000  --   --   --
 Asset Coverage Per Share                                 74,478   74,000  --   --   --
 Involuntary Liquidating Preference Per Share/(6)/        25,000   25,000  --   --   --
 Average Market Value Per Share/(6)/                      25,000   25,000  --   --   --
---------------------------------------------------------------------------------------

(1) The investment adviser and/or administrator waived a portion of its fees for the years ended May 31, 2002, 2001, 2000 and 1999. If such fees had not been waived, the per share decreases to net investment income and actual expense ratios would have been as follows:

                        Per share decreases to   Expense ratios
                        net investment income  without fee waivers
                        ---------------------- -------------------
             2002               $0.05                 1.01%
             2001                0.04                 1.01
             2000                0.02                 1.04
             1999                0.01                 1.02

(2) Effective June 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended May 31, 2002, the ratio of net investment income to average net assets would have been 4.81%. Per share information, ratios and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
(3) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5) On May 22, 2002, the Fund issued 2,000 shares of Auction Rate Cumulative Preferred Stock at $25,000 a share, for Series M, Series T, Series W, Series Th and Series F, respectively.
(6) Excludes accumulated undeclared dividends.
 *  Amount represents less than $0.01 per share.


                                   [GRAPHIC]

                         INDEPENDENT AUDITORS' REPORT



The Shareholders and Board of Directors of Managed Municipals Portfolio Inc.:

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Managed Municipals Portfolio Inc. ("Fund") as of May 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                              /s/ KPMG LLP

New York, New York
July 10, 2003


                                   [GRAPHIC]

                                FINANCIAL DATA
                                  (unaudited)



For a share of common stock outstanding throughout each period:

                                NYSE    Net              Dividend
             Record   Payable  Closing Asset  Dividend Reinvestment
              Date     Date    Price+  Value+   Paid      Price
            -------------------------------------------------------
             6/26/01   6/29/01 $10.40  $11.80  $0.050     $10.61
             7/24/01   7/27/01  10.59   11.88   0.050      10.71
             8/28/01   8/31/01  10.83   12.09   0.050      11.00
             9/25/01   9/28/01  10.33   11.87   0.050      10.65
            10/23/01  10/26/01  10.64   11.93   0.050      10.82
            11/27/01  11/30/01  10.58   11.83   0.050      10.51
            12/24/01  12/28/01  10.31   11.63   0.050      10.43
             1/22/02   1/25/02  10.60   11.81   0.050      10.74
             2/19/02   2/22/02  10.60   11.77   0.050      10.72
             3/25/02   3/28/02  10.25   11.55   0.050      10.43
             4/23/02   4/26/02  10.30   11.66   0.050      10.51
             5/28/02   5/31/02  10.50   11.65   0.050      10.62
             6/25/02   6/28/02  10.49   11.76   0.050      10.67
             7/23/02   7/26/02  10.74   12.02   0.050      10.80
             8/27/02   8/30/02  10.89   12.02   0.055      11.09
             9/24/02   9/27/02  11.10   12.35   0.055      11.15
            10/22/02  10/25/02  10.48   11.79   0.055      10.55
            11/25/02  11/29/02  10.35   11.93   0.055      10.49
            12/23/02  12/27/03  10.39   11.97   0.056      10.51
             1/28/03   1/31/03  10.40   11.84   0.056      10.52
             2/25/03   2/28/03  10.47   11.75   0.056      10.56
             3/25/03   3/28/03  10.30   11.67   0.058      10.48
             4/22/03   4/25/03  10.49   11.80   0.058      10.59
             5/27/03   5/30/03  10.93   11.86   0.058      11.00
            ------------------------------------------------------

+ As of record date.


                                   [GRAPHIC]

                      ADDITIONAL SHAREHOLDER INFORMATION
                                  (unaudited)


Result of Annual Meeting of Shareholders

   The Annual Meeting of Shareholders of Managed Municipals Portfolio Inc. was held on September 12, 2002, for the purpose of considering and voting upon the election of three Directors, each for a three year term. The following table provides information concerning the matters voted upon at the Meeting:

1. Election of Directors*

Nominees                                             Votes For  Votes Withheld
--------                                             ---------  --------------
Dwight B. Crane                                      40,459,314    455,209
William R. Hutchinson                                40,459,119    455,404
George M. Pavia                                      40,458,243    456,281
-----
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Allan J. Bloostein, Paolo M. Cucchi, Robert
  A. Frankel, R. Jay Gerken and Paul Hardin.


                                   [GRAPHIC]

                            ADDITIONAL INFORMATION
                                  (unaudited)


Information about Directors and Officers

The business and affairs of Managed Municipals Portfolio Inc. ("Fund") are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                        Number of
                                                                        Portfolios
                                        Term of                          in Fund
                                      Office* and       Principal        Complex       Other
                          Position(s)  Length of      Occupation(s)      Overseen  Directorships
      Name, Address        Held with     Time          During Past          by        Held by
         and Age             Fund       Served         Five Years        Director    Director
------------------------------------------------------------------------------------------------
Non-Interested Directors:
Allan J. Bloostein         Class I       Since    President, Allan J.       35     Director of
27 West 67th Street        Director      1992     Bloostein Associates             Taubman
New York, NY 10023                                                                 Centers, Inc.
Age 73

Dwight B. Crane            Class III     Since    Professor, Harvard        51         None
Harvard Business School    Director      1992     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Paolo M. Cucchi            Class I       Since    Vice President and        7          None
Drew University            Director      2001     Dean of College of
108 Brothers College                              Liberal Arts at Drew
Madison, NJ 07940                                 University
Age 61

Robert A. Frankel          Class II      Since    Managing Partner of       24         None
8 John Walsh Blvd.         Director      1994     Robert A. Frankel
Peekskill, NY 10566                               Management
Age 76                                            Consultants

Paul Hardin                Class II      Since    Chancellor Emeritus       36         None
12083 Morehead             Director      2001     and Professor of Law
Chapel Hill, NC                                   at the University of
27514-8426                                        North Carolina at
Age 72                                            Chapel Hill

William R. Hutchinson      Class III     Since    President, WR             7      Director of
535 N. Michigan            Director      1995     Hutchinson &                     Associate
Suite 1012                                        Associates, Inc.;                Bank and
Chicago, IL 60611                                 formerly Group Vice              Associated
Age 60                                            President, Mergers &             Banc-Corp
                                                  Acquisitions BP
                                                  Amoco

George M. Pavia            Class III     Since    Senior Partner, Pavia      7         None
600 Madison Avenue         Director      2001     & Harcourt Attorneys
New York, NY 10022
Age 75


                                   [GRAPHIC]

                            ADDITIONAL INFORMATION
                            (unaudited) (continued)


                                                                       Number of
                                      Term of                         Portfolios
                                    Office* and       Principal         in Fund       Other
                      Position(s)    Length of      Occupation(s)       Complex   Directorships
   Name, Address       Held with       Time          During Past       Overseen      Held by
      and Age            Fund         Served         Five Years       by Director   Director
-----------------------------------------------------------------------------------------------
Interested Director:
R. Jay Gerken, CFA** Class I           Since    Managing Director         219         None
CGM                  Director/         2002     of Citigroup
399 Park Avenue      Chairman,                  Global Markets Inc.
4th Floor            Also serves                ("CGM"); Chairman,
New York, NY 10022   as President               President and Chief
Age 52               and Chief                  Executive Officer of
                     Executive                  Smith Barney Fund
                     Officer                    Management LLC
                                                ("SBFM"), Travelers
                                                Investment Adviser,
                                                Inc. ("TIA") and Citi
                                                Fund Management Inc.

Officers:
Lewis E. Daidone     Senior Vice       Since    Managing Director of      N/A         N/A
CGM                  President and     1994     CGM; Director and
125 Broad Street     Chief                      Senior Vice President
11th Floor           Administrative             of SBFM and TIA;
New York, NY 10004   Officer                    Former Chief
Age 45                                          Financial Officer and
                                                Treasurer of mutual
                                                funds affiliated with
                                                Citigroup Inc.

Richard L. Peteka    Chief             Since    Director and Head of      N/A         N/A
CGM                  Financial         2002     Internal Control for
125 Broad Street     Officer and                Citigroup Asset
11th Floor           Treasurer                  Management U.S.
New York, NY 10004                              Mutual Fund
Age 42                                          Administration from
                                                1999-2002; Vice
                                                President, Head of
                                                Mutual Fund
                                                Administration and
                                                Treasurer at
                                                Oppenheimer Capital
                                                from 1996-1999

Joseph P. Deane      Vice President    Since    Managing Director of      N/A         N/A
CGM                  and               1993     CGM; Investment
399 Park Avenue      Investment                 Officer of SBFM
4th Floor            Officer
New York, NY 10022
Age 53

David T. Fare        Investment        Since    Director of CGM;          N/A         N/A
CGM                  Officer           1993     Investment Officer of
399 Park Avenue                                 SBFM
4th Floor
New York, NY 10022
Age 40


                                   [GRAPHIC]

                            ADDITIONAL INFORMATION
                            (unaudited) (continued)


                                                                              Number of
                                             Term of                         Portfolios
                                           Office* and       Principal         in Fund       Other
                               Position(s)  Length of      Occupation(s)       Complex   Directorships
                                Held with     Time          During Past       Overseen      Held by
    Name, Address and Age         Fund       Served         Five Years       by Director   Director
------------------------------------------------------------------------------------------------------

Kaprel Ozsolak                 Controller     Since    Vice President of         N/A          N/A
CGM                                           2002     CGM
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor CGM         Secretary      Since    Managing Director of      N/A          N/A
300 First Stamford Place                      1994     CGM; General
4th Floor                                              Counsel and Secretary
Stamford, CT 06902                                     of SBFM and TIA
Age 52


-----
 *Directors are elected for a term of three years.
**Mr. Gerken is a Director who is an "interested person" of the Fund as defined in the Investment
  Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

                                TAX INFORMATION
                                  (unaudited)


   For the year ended May 31, 2003, 99.98% of the dividends paid by the Fund from net investment income were tax exempt for regular Federal income tax purposes.



                                   [GRAPHIC]

                          DIVIDEND REINVESTMENT PLAN
                                  (unaudited)


   Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of common stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

   The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds 98% of the net asset value per share of the common stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of net asset value determined as described below under "Net Asset Value" or 95% of the market price of the common stock.

   If the market price of the common stock is less than 98% of the net asset value of the common stock at the time of valuation (which is the close of business on the determination date), PFPC will buy common stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the net asset value of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the net asset value of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as


                                   [GRAPHIC]

                          DIVIDEND REINVESTMENT PLAN
                            (unaudited) (continued)


soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

   PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

   Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

   Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at (800) 331-1710.

                            SHARE REPURCHASE NOTICE
                                  (unaudited)


   Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


                                   [GRAPHIC]

                              Managed Municipals
                                Portfolio Inc.

DIRECTORS
Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

OFFICERS
R. Jay Gerken, CFA
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David T. Fare
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER AND ADMINISTRATOR
Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

             THIS REPORT IS ONLY INTENDED FOR SHAREHOLDERS OF THE
                       MANAGED MUNICIPALS PORTFOLIO INC.
                            IT IS NOT A PROSPECTUS,
              CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE
               PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY
                      SECURITIES MENTIONED IN THE REPORT.

                                  FD2246 7/03
                                    03-5057

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

          (a) Not applicable.

          (b) Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.



Managed Municipals Portfolio Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Managed Municipals Portfolio Inc.

Date: August 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Managed Municipals Portfolio Inc.


Date: August 1, 2003

By:      /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Managed Municipals Portfolio Inc.

Date: August 1, 2003